Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions					3 Months Ended		9 Months Ended
	Oct. 16, 2025 $ / shares	Jul. 10, 2025 USD ($) $ / shares shares	Jul. 10, 2024 $ / shares shares	Jul. 06, 2023 $ / shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			35,082				24,135	24,135	23,118	23,118
New awards granted in the period (in shares)	8,378	49,092	36,738	35,082
Liabilities from share-based payment transactions (in shares)		12,603	11,964
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							631,994	631,994	476,552	476,552
New awards granted in the period (in shares)							1,262,731	1,262,731	1,443,081	1,443,081
Number of other equity instruments outstanding (in shares)					3,415,714	3,125,749	3,415,714	3,415,714	3,125,749	3,125,749		3,128,416	2,503,002
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $		$ 36,738					$ 140,000		$ 100,000		$ 140,000
Expense from share-based payment transactions with employees | €					€ 0.2	€ 0.1		€ 0.5		€ 0.4
Shares issued, price per share (in dollars per share) | $ / shares	$ 16.71	$ 17.11	$ 16.33	$ 17.1